Other Revenues	12 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Other Revenues
5 OTHER REVENUES
Other revenues by type of service is as follows:

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Online direct sales	57,309	515	208
Promotion services revenue	6,687	9,125	7,772
Others	8,298	5,015	6,930

Total	72,294	14,655	14,910